RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Changes in the interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year		$ (3.7)	$ (3.0)
Changes in equity fand cash equivalents, including restricted cash, or the following year		$ 11.3	$ 7.9
SENSITIVITY TO CHANGES
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	$ (2.1)
Changes in equity fand cash equivalents, including restricted cash, or the following year	$ 19.9